Exceptional items and remeasurements - Schedule of exceptional items and remeasurements from continuing operations (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended	29 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2024
Included within operating profit from continuing operations
Operating profit	£ 1,309	£ 1,985
Included within net finance costs
Net (losses) gains on derivative financial instruments	(15)	34
Net gains/(losses) on financial assets at fair value through profit and loss	3	(8)
Net finance costs	(682)	(685)
Included within share of post-tax results of joint ventures and associates
Share of post-tax results of joint ventures and associates	57	71
Profit before tax	684	1,371
Tax on exceptional items and remeasurements	(112)	(307)
Profit after tax from continuing operations	572	1,064
Exceptional items and remeasurements
Included within operating profit from continuing operations
Provision for UK electricity balancing costs	151
Major transformation/cost efficiency programme	(42)	(39)
Changes in environmental provisions	(1)
Transaction, separation and integration costs		(11)
IFA1 fire insurance proceeds		92
Net (losses) gains on commodity contract derivatives	(9)	41
Operating profit	99	83
Included within net finance costs
Net (losses) gains on derivative financial instruments	(15)	34
Net gains/(losses) on financial assets at fair value through profit and loss	3	(8)
Net finance costs	(12)	26
Included within share of post-tax results of joint ventures and associates
Net (losses) gains on financial instruments	(3)	12
Share of post-tax results of joint ventures and associates	(3)	12
Profit before tax	84	121
Tax on exceptional items and remeasurements	17	(20)
Profit after tax from continuing operations	101	101
Exceptional items
Included within operating profit from continuing operations
Provision for UK electricity balancing costs	151		£ (498)
Major transformation/cost efficiency programme	(42)	(39)		£ (207)
Changes in environmental provisions	(1)
Transaction, separation and integration costs		(11)
IFA1 fire insurance proceeds		92
Net (losses) gains on commodity contract derivatives	0	0
Operating profit	108	42
Included within net finance costs
Net (losses) gains on derivative financial instruments	0	0
Net gains/(losses) on financial assets at fair value through profit and loss	0	0
Net finance costs	0	0
Included within share of post-tax results of joint ventures and associates
Net (losses) gains on financial instruments	0	0
Share of post-tax results of joint ventures and associates	0	0
Profit before tax	108	42
Tax on exceptional items and remeasurements	11	1
Profit after tax from continuing operations	119	43
Remeasurements
Included within operating profit from continuing operations
Provision for UK electricity balancing costs	0
Major transformation/cost efficiency programme	0	0
Changes in environmental provisions	0
Transaction, separation and integration costs		0
IFA1 fire insurance proceeds		0
Net (losses) gains on commodity contract derivatives	(9)	41
Operating profit	(9)	41
Included within net finance costs
Net (losses) gains on derivative financial instruments	(15)	34
Net gains/(losses) on financial assets at fair value through profit and loss	3	(8)
Net finance costs	(12)	26
Included within share of post-tax results of joint ventures and associates
Net (losses) gains on financial instruments	(3)	12
Share of post-tax results of joint ventures and associates	(3)	12
Profit before tax	(24)	79
Tax on exceptional items and remeasurements	6	(21)
Profit after tax from continuing operations	£ (18)	£ 58